Organization and Nature of Business	12 Months Ended
Dec. 31, 2023
Organization and Nature of Business [Abstract]
Organization and nature of business

Note 1 – Organization and nature of business

Jowell Global Ltd. (“Jowell Global” or the “Company”) is a limited liability company established under the laws of the Cayman Islands on August 16, 2019 as a holding company. The Company, through the consolidated Variable Interest Entity (“VIE”), sells and distributes health and nutritional supplements, cosmetic products and certain household products sourced from manufacturers and distributors on its e-commerce platform and mobile applications, and offers an online marketplace that also enables third-party sellers to sell their products to the Company’s online consumers.

A reorganization of the Company’s legal structure (“Reorganization”) was completed on November 1, 2019. The Reorganization involved the incorporation of Jowell Global, a Cayman Islands holding company, the incorporation of Jowell Technology Limited (“Jowell Tech”), a Hong Kong holding company; the incorporation of Shanghai Jowell Technology Co., Ltd. (“Shanghai Jowell”), a wholly foreign-owned entity (“WFOE”) of Jowell Tech under the laws of the People’s Republic of China (“China” or the “PRC”).

On October 31, 2019 and November 1, 2019, Shanghai Jowell entered into a series of VIE Agreements with the shareholders of Shanghai Juhao Information Technology Co., Ltd. (“Shanghai Juhao”) and its shareholders, as amended on October 10, 2020. These agreements include: 1) an Exclusive Business Cooperation and Management Agreement; 2) an Equity Interest Pledge Agreement, 3) an Exclusive Option Agreement; 4) Powers of Attorney and 5) Spousal Consent Letters. Pursuant to these agreements, Shanghai Jowell has the exclusive rights to provide consulting services to Shanghai Juhao related to the business operation and management of Shanghai Juhao. For such services, Shanghai Juhao agrees to pay service fees equal to all of its net profit after tax payments to Shanghai Jowell. At the same time Shanghai Jowell has obligation to absorb all of the Shanghai Juhao’s losses. Such contractual arrangements are designed so that the operations of Shanghai Juhao are solely for the benefit of Shanghai Jowell and ultimately, the Company. The agreements remain in effect until and unless all parties agree to its termination, except the Exclusive Option Agreement that the effective term of 10 years and can be renewed for an additional 10 years. Until such termination, Shanghai Juhao may not enter into another agreement for the provision of management consulting services without the prior consent of Shanghai Jowell. In essence, Shanghai Jowell is able to consolidate the financials of Shanghai Juhao. Therefore, Shanghai Juhao is considered a Variable Interest Entity under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”, because the equity investments in Shanghai Juhao no longer have the characteristics of a controlling financial interest, and the Company, through Shanghai Jowell, is the primary beneficiary of Shanghai Juhao. Accordingly, Shanghai Juhao has been consolidated (See Note 2 – Consolidation of Variable Interest Entity).

Since Jowell Global and its subsidiaries are effectively controlled by the same controlling shareholders before and after the Reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Upon the reorganization, the Company has subsidiaries in countries and jurisdictions including PRC, Hong Kong and Cayman Islands. Details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Jowell Tech	June 24, 2019	Hong Kong	100	Holding Company
Shanghai Jowell	October 15, 2019	Shanghai, China	100	Holding Company
Shanghai Juhao and its subsidiaries	July 31, 2012	Shanghai, China	N/A (VIE)	Online Retail
Juhao Yuan	December 20, 2022	Hangzhou, China	Subsidiary of VIE	Brand Management
Shanghai Lianfu	April 13, 2023	Shanghai, China	Subsidiary of VIE	Online Retail

Shanghai Juhao has five wholly owned Juhao Best Choice Stores, located in the cities of Suzhou and Changshu, and nineteen wholly owned subsidiaries engaging online promotion of Shanghai Juhao’s products and services located in the cities of Changshu, Nantong, Shanghai and Guangzhou.